Non-controlling Interest	12 Months Ended
Dec. 31, 2020
Disclosure of non-controlling interests [text block] [Abstract]
NON-CONTROLLING INTEREST

NOTE 24

NON-CONTROLLING INTEREST

a)	The non-controlling interest included in the equity and the income from the subsidiaries is summarized as follows:

				Other comprehensive income
As of December 31, 2020	Non- controlling	Equity	Income	Debt instruments at FVOCI	Deferred tax	Total other comprehensive income	Comprehensive income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Subsidiaries:
Santander Corredora de Seguros Limitada	0,25	174	(4)	(4)	1	(3)	(7)
Santander Corredores de Bolsa Limitada	49,41	22.614	351	(38)	9	(29)	322
Santander Asesorías Financieras Limitada	0,97	493	(5)	152	(41)	111	106
Santander S.A. Sociedad Securitizadora	0,36	2	-	-	-	-	-
Klare Corredora de Seguros S.A.	49,90	2.902	(880)	-	-	-	(880)
Santander Consumer Chile S.A.	49,00	29.649	5,619	-	-	-	5,619
Subtotal		55,834	5,081	110	(31)	79	5,160
Entities controlled through other considerations:
Santander Gestión de Recaudación y Cobranzas Limitada	100,00	4,808	(127)	-	-	-	(127)
Bansa Santander S.A.	100,00	19,565	349	-	-	-	349
Multiplica Spa	100,00	4,476	(187)	-	-	-	(187)
Subtotal		28,849	35				35

Total		84,683	5,116	110	(31)	79	5,195

				Other comprehensive income
As of December 31, 2019	Non- controlling	Equity	Income	Debt instruments at FVOCI	Deferred tax	Total other comprehensive income	Comprehensive income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Subsidiaries:
Santander Corredora de Seguros Limitada	0.25	178	6	1	-	1	7
Santander Corredores de Bolsa Limitada	49.41	22,301	625	(261)	71	(190)	435
Santander Asesorías Financieras Limitada(1)	0.97	498	9	-	-	-	9
Santander S.A. Sociedad Securitizadora	0.36	2	-	-	-	-	-
Klare Corredora de Seguros S.A.	49.90	3,782	(503)	-	-	-	(503)
Santander Consumer Chile S.A. (2)	49.00	24,564	1,544	-	-	-	1,544
Subtotal		51,325	1,681	(260)	71	(189)	1,492
Entities controlled through other considerations:
Santander Gestión de Recaudación y Cobranzas Limitada	100.00	3,777	1,031	-	-	-	1,031
Bansa Santander S.A.	100.00	20,051	(486)	-	-	-	(486)
Multiplica Spa	100.00	4,480	(4)	-	-	-	(4)
Subtotal		28,308	541	-	-	-	541

Total		79,633	2,222	(260)	71	(189)	2,033

(1)	Formerly Santander Agente de Valores Limitada

(2)	On November 27, 2019, the Bank acquired 51% of Santander Consumer S.A., and the remaining 49% is accounted as non-controlling interest.

				Other comprehensive income
As of December 31, 2018	Non-controlling	Equity	Income	Available for sale investments	Deferred tax	Total other comprehensive income	Comprehensive income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Subsidiaries:
Santander Corredora de Seguros Limitada	0.25	172	4	(2)	-	(2)	2
Santander Corredores de Bolsa Limitada	49.41	21,673	755	(84)	2	(82)	673
Santander Agente de Valores Limitada	0.94	488	99	-	-	-	99
Santander S.A. Sociedad Securitizadora	0.36	2	-	-	-	-	-
Subtotal		22,335	858	(86)	2	(84)	774
Entities controlled through other considerations:
Santander Gestión de Recaudación y Cobranzas Limitada	100.00	3,777	852	-	-	-	852
Bansa Santander S.A.	100.00	20,051	2,650	-	-	-	2,650
Subtotals		23,828	3,502	-	-	-	3,502

Total		46,163	4,360	(86)	2	(84)	4,276

b)	The overview of the financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests is as follows, which does not include consolidation or conforming accounting policy adjustments:

	As of December 31,
	2020				2019				2018
	Assets	Liabilities	Capital	Net income	Assets	Liabilities	Capital	Net income	Assets	Liabilities	Capital	Net income
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Santander Corredora de Seguros Limitada	79,936	10,777	70,554	(1,395)	82,918	12,372	68,159	2,387	77,764	9,595	66,374	1,795
Santander Corredores de Bolsa Limitada	94,802	49,038	45,053	711	1,479,974	1,434,843	43,866	1,265	102,228	57,999	42,691	1,538
Santander Asesorias Financieras Limitada(*)	52,070	1,142	51,454	(526)	51,505	51	50,481	973	50,552	71	40,177	10,304
Santander S.A. Sociedad Securitizadora	630	175	547	(92)	636	88	639	(91)	704	66	728	(90)
Klare Corredora de Seguros S.A.	6,415	599	7,579	(1,763)	8,303	724	8,586	(1,007)	-	-	-	-
Santander Consumer Chile S.A.	693,992	633,177	49,348	11,467	505,059	452,528	39,951	12,580	-	-	-	-
Sociedad operadora de Tarjetas de Pago Santander Getnet Chile S.A.	16,448	1,185	16,273	(1,010)
Santander Gestión de Recaudación y Cobranzas Ltda.	7,789	3,108	4,808	(127)	8,200	3,392	3,777	1,031	6,932	3,155	2,925	852
Bansa Santander S.A.	84,496	64,582	19,565	349	87,607	68,042	20,051	(486)	20,437	386	17,401	2,650
Multiplica Spa	4,336	47	4,476	(187)	4,480	4	4,480	(4)	-	-	-	-
Total	1,040,914	763,830	269,657	7,427	2,228,682	1,972,044	239,990	16,648	258,617	71,272	170,296	17,049